Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	24.90%	21.60%	24.30%	20.30%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.00%	11.90%	15.10%	12.00%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.80%	11.90%	10.80%	12.20%
Customer D
Capital Leased Assets [Line Items]
Percentage of lease rental income	7.90%	4.40%	10.20%	4.50%